Inventory (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventory consisted of the following:

	December 31,	December 31,
	2015	2014

Raw materials	$539,704	$569,103
Finished products	533,831	580,689
Work in process	173,943	189,510
Subtotal	1,247,478	1,339,302
Inventory reserve	(150,430)	-

Total	$1,097,048	$1,339,302